Leases - Additional Information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Capital Leased Assets [Line Items]
Operating cash payment from operating leases	$ 1,145
Liability increase (decrease)	775
Increase to operating lease right-of-use asset	682
Rent expense increase (decrease)	$ 3
Minimum
Capital Leased Assets [Line Items]
Lessee, operating lease, term	0 years
Operating cash payment from operating leases	$ 0
Maximum
Capital Leased Assets [Line Items]
Lessee, operating lease, term	10 years
Operating cash payment from operating leases	$ 37